Marketable Securities (Details) - Schedule of Investments with Continuous Unrealized Losses - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Investments with Continuous Unrealized Losses [Line Items]
Less than 12 months, Fair value	$ 13,456	$ 150,137
Less than 12 months, Unrealized losses	(73)	(7,983)
More than 12 months, Fair value	234,748	111,938
More than 12 months, Unrealized losses	(8,809)	(9,453)
Fair value	248,204	262,075
Unrealized losses	(8,882)	(17,436)
Corporate debentures [Member]
Schedule of Investments with Continuous Unrealized Losses [Line Items]
Less than 12 months, Fair value	13,456	143,402
Less than 12 months, Unrealized losses	(73)	(7,666)
More than 12 months, Fair value	226,925	103,890
More than 12 months, Unrealized losses	(8,523)	(9,083)
Fair value	240,381	247,292
Unrealized losses	(8,596)	(16,749)
Government debentures [Member]
Schedule of Investments with Continuous Unrealized Losses [Line Items]
Less than 12 months, Fair value		6,735
Less than 12 months, Unrealized losses		(317)
More than 12 months, Fair value	7,823	8,048
More than 12 months, Unrealized losses	(286)	(370)
Fair value	7,823	14,783
Unrealized losses	$ (286)	$ (687)